Equity	12 Months Ended
Jun. 30, 2019
Equity
Equity

Note 13 – Equity

Restricted net assets

The Company’s ability to pay dividends is primarily dependent on the Company receiving distributions of funds from its subsidiary. Relevant PRC statutory laws and regulations permit payments of dividends by Xiangtai WFOE, CQ Penglin, GA Yongpeng and CQ Pengmei only out of its retained earnings, if any, as determined in accordance with PRC accounting standards and regulations.

Xiangtai WFOE, CQ Penglin, GA Yongpeng and CQ Pengmei are required to set aside at least 10% of their after-tax profits each year, if any, to fund certain statutory reserve funds until such reserve funds reach 50% of its registered capital. In addition, Xiangtai WFOE may allocate a portion of its after-tax profits based on PRC accounting standards to enterprise expansion fund and staff bonus and welfare fund at its discretion. CQ Penglin, GA Yongpeng and CQ Pengmei may allocate a portion of its after-tax profits based on PRC accounting standards to a discretionary surplus fund at its discretion. The statutory reserve funds and the discretionary funds are not distributable as cash dividends. The remittance of dividends by a wholly foreign-owned company out of China is subject to examination by the banks designated by the State Administration of Foreign Exchange.

As of June 30, 2019 and 2018, Xiangtai WFOE, CQ Penglin, GA Yongpeng and CQ Pengmei collectively attributed $1,496,642 and $940,816 of retained earnings for their statutory reserves, respectively.

As a result of the foregoing restrictions, Xiangtai WFOE, CQ Penglin, GA Yongpeng and CQ Pengmei are restricted in their ability to transfer their net assets to the Company. Foreign exchange and other regulation in the PRC may further restrict Xiangtai WFOE, CQ Penglin, GA Yongpeng and CQ Pengmei from transferring funds to the Company in the form of dividends, loans and advances. As of June 30, 2019 and 2018, amounts restricted are the net assets of Xiangtai WFOE, CQ Penglin, GA Yongpeng and CQ Pengmei, which amounted to $18,571,570 and $14,033,535, respectively.

Mezzanine equity

On March 31, 2018, the Company entered into a Securities Purchase Agreement with a limited liability partnership (the “Purchaser”), an unrelated third party, pursuant to which the Company sold to the Purchaser in a private placement 375,000 ordinary shares of the Company, par value $0.01 per share, at a purchase price of $2.00 per share for an aggregate offering price of $750,000. The Purchaser has a redemption right of the ordinary shares at the original purchase value.

On June 27, 2018, the Company entered into a Securities Purchase Agreement with a limited liability partnership (the “Purchaser”), an unrelated third party, pursuant to which the Company sold to the Purchaser in a private placement 350,000 ordinary shares of the Company, par value $0.01 per share, at a purchase price of $3.00 per share for an aggregate offering price of $1,050,000. The Purchaser has a redemption right of the ordinary shares at the original purchase value.

On May 10, 2019, the Company had completed the initial public offering and the redeemable shares have been converted into 725,000 ordinary shares.

Capital contribution

On May 26, 2017, the Company’s shareholders have contributed $284,269 into the Company as additional capital.

Private placements

On September 4, 2018, the Company sold securities pursuant to Regulation D offering for a total of 66,667 ordinary shares to Boustead and Company Limited (“Boustead”), at an offering price of $3.00 per share for an aggregated purchase price of $200,000. Boustead Securities LLC (“Boustead Securities”) acted as the placement agent, to whom the Company agreed to compensate Boustead Securities $10,000 in commission and warrants to purchase for a total of 4,667 ordinary shares at $3.00 per share for five years from the issuance date upon receipt of the subscription proceeds. The transaction was not registered under the Securities Act in reliance on an exemption from registration set forth in Regulation D promulgated hereunder as a transaction by the Company not involving any public offering.

Initial public offering

On May 10, 2019, the Company closed its initial public offering of an aggregate of 1,172,360 ordinary shares, par value $0.01 per share, at a public offering price of $5.00 per share, for gross proceeds of $5,861,800 (the “Closing”). The Company received net proceeds (after deducting underwriting discounts and commissions and other offering fees and expenses) of approximately $4.4 million from the offering.

In connection with the initial public offering, the Company issued 82,065 warrants to purchase for a total of 82,065 ordinary shares at $5.00 per share.  The warrants will be exercised at any time, and from time to time, in whole or in part, commencing from the closing of the initial public offering on May 10, 2019 and expiring five years from the offering.

Warrants

The summary of warrant activity is as follows:

			Weighted	Average
			Average	Remaining
	Warrants	Exercisable	Exercise	Contractual
	Outstanding	Shares	Price	Life
June 30, 2018	—	—	$—	—
Granted/Acquired	86,732	86,732	$4.89	5.00
Forfeited	—	—	$—	—
Exercised	—	—	$—	—
June 30, 2019	86,732	86,732	$4.89	4.89